Note 20 - Provisions - Components of Provisions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance, beginning of year	$ 8,215	$ 17,989
Provisions reversed and used during the year	(3,323)	(10,602)
Unwinding of discount		389
Foreign exchange impact	(178)	439
Balance, end of year	$ 4,714	$ 8,215